Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jul. 01, 2012
Income Tax (Textual) [Abstract]
State operating loss and credit carry-forwards	$ 143,000
Expiration date of state operating loss and credit carry-forwards	2021 through 2024
Foreign income before income taxes	6,600,000	6,000,000	5,300,000
Undistributed Earnings of Foreign Subsidiaries	26,900,000
Total liability for unrecognized tax benefits including interest	1,400,000	1,700,000
Unrecognized tax benefits	1,289,000	1,510,000	1,541,000
Unrecognized tax benefits, accrued interest	113,000	195,000
Unrecognized tax benefits, would effect tax rate	861,000	1,000,000
Minimum amount by which unrecognized tax benefits to decrease	700,000
Maximum amount by which unrecognized tax benefits to decrease	$ 800,000